Contingent liabilities, contractual commitments, and guarantees (Tables)	6 Months Ended
Jun. 30, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of contingent liabilities, contractual commitments and guarantees

	At
	30 Jun	31 Dec
	2023	2022
	£m	£m
Guarantees and other contingent liabilities:
– financial guarantees	5,263	5,327
– performance and other guarantees	16,629	17,136
– other contingent liabilities	277	353
At the end of the period	22,169	22,816
Commitments:[1]
– documentary credits and short-term trade-related transactions	1,722	2,317
– forward asset purchases and forward deposits placed	48,490	33,684
– standby facilities, credit lines and other commitments to lend	91,567	91,912
At the end of the period	141,779	127,913
1    Includes £134,690m of commitments (2022: £126,457m), to which the impairment requirements in IFRS 9 are applied where the group has become party to an irrevocable commitment.